Risk Report - Asset Quality - Collateral obtained during the reporting periods (Detail) - EUR (€) € in Millions		Dec. 31, 2021	Dec. 31, 2020	[1],[2]
Collateral Obtained [Abstract]
Commercial real estate		€ 0	€ 15
Residential real estate	[3]	2	43
Other		0	3
Total collateral obtained during the reporting period		€ 2	€ 60

[1]	Numbers have been restated compared to prior year disclosure
[2]	Numbers have been restated compared to prior year disclosure
[3]	Carrying amount of foreclosed residential real estate properties amounted to € 67 million as of December 31, 2021 and € 89 million as of December 31,2020. (Numbers have been restated compared to prior year disclosure).